BASIS OF PREPARATION (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minerometalrgica San Miguel S de RL de CV
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	Mexico
Camino Rojo
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	Mexico
Cerro Quema
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	Panama
Monitor Gold Corporation
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	USA